Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2024
Prospectus Date	rr_ProspectusDate	Aug. 31, 2024
Seafarer Overseas Growth and Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Seafarer Overseas Growth and Income Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation along with some current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund seeks to mitigate adverse volatility in returns as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not include any sales charges that you may pay to a broker-dealer or other financial intermediary. If these sales charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying common stocks, preferred stocks, warrants, convertible securities, and debt obligations of foreign companies (which the Fund regards as companies located outside the U.S.), foreign governments and their agencies. For this purpose, the debt obligations in which the Fund may invest include corporate, government, agency, and convertible bonds.

The Fund seeks to offer investors a relatively stable means of participating in a portion of developing countries’ growth prospects, while providing some downside protection, in comparison to a portfolio that invests only in the common stocks of developing countries. The strategy of owning dividend-paying equities and convertible bonds is intended to help the Fund meet its investment objective while reducing the volatility of the portfolio’s returns.

The Fund can invest without constraint in the securities of companies located in developing countries and territories. The Fund’s investment adviser, Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”), considers that most nations in Africa, East and South Asia, Emerging Europe, Central and South America (“Latin America”), and the Middle East are developing countries.

Seafarer identifies developing countries based on its own analysis and measure of industrialization, economic growth, per capita income, and other factors; it may also consider classifications produced by the World Bank, the International Finance Corporation, the United Nations, and private financial services firms such as Bloomberg, Morningstar, FTSE, and MSCI. The Adviser believes most classification schemes classify developing countries as within emerging markets, although the specific countries within such category may vary.

The Fund may also invest in the securities of companies located in selected foreign developed nations and territories, which in the Adviser’s opinion have significant economic and financial linkages to developing countries. Currently, these nations and territories include Australia, Hong Kong, Ireland, Israel, Japan, New Zealand, Singapore, and the United Kingdom.

The Adviser determines a company’s location based on a number of factors. A company is generally regarded by the Adviser as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; or (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

Exposure to foreign companies through the Fund’s investments in depositary receipts will be included in the Fund’s percentage of total assets invested in foreign securities. The Fund may invest in foreign securities denominated in foreign currencies, may hold foreign currencies for the purpose of settling transactions for securities denominated in foreign currencies, and may receive dividends and interest income denominated in foreign currencies.

The Fund may typically invest in convertible securities and debt obligations of any quality or duration. Such debt obligations may include, but are not limited to, investments in below investment grade debt, also known as “junk bonds.” The Fund may allocate among equity and debt investments without limitation.

The Fund may invest in companies of any size or capitalization, including smaller companies. The Fund generally invests in companies with market capitalizations of $250 million or more at the time of purchase. The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at seafarerfunds.com or by calling 1-855-732-9220.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-732-9220
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	seafarerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns Institutional Class (SIGIX) for calendar years ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter – Q4 2020	20.83%
Worst Quarter – Q1 2020	-23.18%

The Fund’s Institutional Class year-to-date return as of June 30, 2024 was -2.81%.

Retail Class shares of the Fund were first offered to the public as of the date of this prospectus. Retail Class shares would have similar annual returns as the Institutional Class and Investor Class because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Retail Class shares would pay higher expenses, and therefore would generally be expected to have lower returns than the Institutional Class and Investor Class, respectively.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for the Institutional Class shares of the Fund.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For periods ended December 31, 2023
Seafarer Overseas Growth and Income Fund | Cash Balances Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Balances Risk

The Fund’s cash balances may be held at accounts with the Fund’s custodian or utilized in cash sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in onshore or offshore interest-bearing savings accounts or demand deposit accounts at various banks. All cash accounts, whether or not registered under the 1940 Act, carry certain risks, which may include absence of FDIC protection, lack of account segregation, bank failure risk, or, in the case of offshore vehicles, risk of sovereign actions which may result in the seizure or diminution of Fund assets.

Seafarer Overseas Growth and Income Fund | Common and Preferred Stock Risks
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common and Preferred Stock Risks

The prices of common and preferred stocks fluctuate based on changes in a company’s financial condition and overall market and economic conditions. The Fund may invest in the common stocks of companies that have historically paid dividends; however, there is no certainty that such companies that have historically paid dividends will continue to do so in the future. The Fund may invest in preferred stocks. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Seafarer Overseas Growth and Income Fund | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk

The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. Many convertible securities issued by companies based in developing countries are not rated by rating agencies, or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency.

Seafarer Overseas Growth and Income Fund | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk

Changes in foreign currency exchange rates will affect the value of the Fund’s holdings and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Some currencies in developing countries may not be internationally traded, or the currencies may be subject to a variety of controls imposed by local governments. Such restrictions and controls might result in undervalued or overvalued currencies; pronounced volatility in exchange rates; limited trading liquidity; or partial or total restrictions on exchange and repatriation.

Seafarer Overseas Growth and Income Fund | Developing Country Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Developing Country Risk

The term “developing country” generally denotes countries and economies that are in the initial stages of industrialization, or where such industrialization is not yet complete. Such countries generally have lower per capita income compared to advanced economies. In addition to the risks of foreign securities in general, developing countries are generally more volatile and have relatively unstable governments. Compared to more developed countries, developing countries have social and legal systems that offer less protection to shareholders; economies that may be narrowly concentrated on a few industries; unstable and possibly elevated levels of inflation; potential for government seizure of assets or nationalization of companies; opaque and unpredictable regulatory systems; and securities markets that are substantially smaller, less liquid and more volatile, with less government oversight. Developing countries may be especially prone to currency-related risks and exposed to negative global economic shocks. Developing countries may be more vulnerable to natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, and internal and cross-border conflicts.

Seafarer Overseas Growth and Income Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk

The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

Seafarer Overseas Growth and Income Fund | Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk

A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield.

An issuer may not make all interest payments or repay all or any of the principal borrowed. If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced.

Seafarer Overseas Growth and Income Fund | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk

The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries in which the Fund invests, as well as broader regions; international relations with other nations; natural disasters; and corruption. War and other forms of armed conflict and terrorism may significantly affect the countries, markets, and companies in which the Fund invests, and may cause the Fund to incur losses.

Foreign companies not publicly traded in the U.S. are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies. Some foreign companies may be located in countries with less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property. Some foreign issuers listed on U.S. exchanges may not fully comply with U.S. audit requirements, and may be delisted as a result. Foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

In order to gain exposure to certain foreign issuers, the Fund may participate in market access mechanisms administered by the respective markets, which may be subject to quota controls, heightened liquidity risks and different settlement procedures than would typically be expected with respect to U.S. issuers. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.

Seafarer Overseas Growth and Income Fund | Growth Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk

Growth stocks may be more sensitive to market movements and interest rate changes because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks generally have above average growth potential, low dividends, and high prices relative to standard measures. Seeking earnings growth may result in significant investments in some sectors, including the technology sector, that may be subject to greater volatility than other sectors of the economy.

Seafarer Overseas Growth and Income Fund | High Yield or Junk Bond Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield or Junk Bond Risk

Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be negatively impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates.

Seafarer Overseas Growth and Income Fund | Issuer Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Focus Risk

The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets. As a result, events affecting those issuers may have a greater impact on the Fund than on another fund that does not hold securities of such issuers to the same extent.

Seafarer Overseas Growth and Income Fund | Large Shareholder Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Shareholder Risk

Ownership of shares of the Fund may be concentrated in a small number of large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders, and may increase transaction costs.

Seafarer Overseas Growth and Income Fund | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk

Low or fluctuating liquidity conditions or lack of exchange-based trading volume may make it difficult to sell securities held by the Fund without significantly changing the market value of the investment. The Fund may not be able to meet shareholder redemption requests in a timely manner without significant dilution of remaining shareholders’ interests in the Fund.

Seafarer Overseas Growth and Income Fund | Managed Portfolio Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Managed Portfolio Risk The portfolio manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
Seafarer Overseas Growth and Income Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk

The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters, and the spread of infectious disease or other public health issues affect the securities and derivatives markets.

Seafarer Overseas Growth and Income Fund | Region Emphasis Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Region Emphasis Risk

The securities of companies in the same geographic region, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates, natural or other disasters, infectious disease, and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such geographic region comprised a lesser portion of the Fund’s portfolio.

Seafarer Overseas Growth and Income Fund | Risk Related to Investing in Asia
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Related to Investing in Asia

The value of the Fund’s assets may be adversely affected by risks related to investing in Asia, in addition to the risks of foreign securities in general. The risks related to investing in Asia include political, economic, social, and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption; and military activity.

Seafarer Overseas Growth and Income Fund | Sanctions Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sanctions Risk

Securities held by the Fund may become subject to sanctions and other restrictions that negatively impact their value and liquidity. Sanctioned securities may be suspended for extended periods of time or delisted altogether. If markets for these securities cease to operate or become inaccessible to foreign investors, the Fund may be forced to fair value sanctioned securities at low levels or write them off entirely.

Seafarer Overseas Growth and Income Fund | Sector Emphasis Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Emphasis Risk

The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio.

Seafarer Overseas Growth and Income Fund | Small-, Mid-, and Large-sized Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-, Mid-, and Large-sized Companies Risk

The Fund’s investments in securities issued by small- and mid-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. Companies with large market capitalizations may have less growth potential than smaller companies and may not be able to react as quickly to changes in the marketplace.

Seafarer Overseas Growth and Income Fund | Trading Markets and Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading Markets and Depositary Receipts Risk

Securities issued by companies based in developing countries may trade in the form of depositary receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. Depositary receipts may not enjoy the same degree of liquidity as the underlying securities that they represent.

Seafarer Overseas Growth and Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Seafarer Overseas Growth and Income Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFGIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,177
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	306
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	531
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,177
1 Year	rr_AverageAnnualReturnYear01	14.23%	[2]
5 Years	rr_AverageAnnualReturnYear05	8.11%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.70%	[2]
Seafarer Overseas Growth and Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIGIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	275
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	479
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,065
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	275
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	479
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,065
Annual Return 2014	rr_AnnualReturn2014	(0.32%)
Annual Return 2015	rr_AnnualReturn2015	(4.18%)
Annual Return 2016	rr_AnnualReturn2016	9.34%
Annual Return 2017	rr_AnnualReturn2017	26.20%
Annual Return 2018	rr_AnnualReturn2018	(18.12%)
Annual Return 2019	rr_AnnualReturn2019	23.19%
Annual Return 2020	rr_AnnualReturn2020	22.20%
Annual Return 2021	rr_AnnualReturn2021	(2.33%)
Annual Return 2022	rr_AnnualReturn2022	(11.69%)
Annual Return 2023	rr_AnnualReturn2023	14.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.18%)
1 Year	rr_AverageAnnualReturnYear01	14.31%
5 Years	rr_AverageAnnualReturnYear05	8.22%
10 Years	rr_AverageAnnualReturnYear10	4.82%
Seafarer Overseas Growth and Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.62%	[3]
5 Years	rr_AverageAnnualReturnYear05	7.26%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.87%	[3]
Seafarer Overseas Growth and Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.76%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.42%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.64%	[3]
Seafarer Overseas Growth and Income Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,408
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	368
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	638
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,408
Seafarer Overseas Growth and Income Fund | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.50%	[4]
5 Years	rr_AverageAnnualReturnYear05	4.94%	[4]
10 Years	rr_AverageAnnualReturnYear10	3.81%	[4]
Seafarer Overseas Growth and Income Fund | Morningstar Emerging Markets Net Return USD Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.54%	[5]
5 Years	rr_AverageAnnualReturnYear05	4.90%	[5]
10 Years	rr_AverageAnnualReturnYear10	3.53%	[5]
Seafarer Overseas Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Seafarer Overseas Value Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes you purchase your shares on August 31, 2024, and reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2025. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not include any sales charges that you may pay to a broker-dealer or other financial intermediary. If these sales charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, preferred stocks, warrants, and debt obligations of foreign companies (which the Fund regards as companies located outside the U.S.). For this purpose, the debt obligations in which the Fund may invest include corporate, government, agency, and convertible bonds.

The Fund’s portfolio is generally comprised of securities identified through a bottom-up security selection process based on thorough fundamental research. The Fund’s investment adviser, Seafarer, Capital Partners, LLC (“Seafarer” or the “Adviser”), intends to employ a “value” style of investing. A “value” style of investing emphasizes investing in companies that currently have low or depressed valuations, but which also have the prospect of achieving improved valuations in the future. The Fund seeks to produce a minimum long-term rate of return by investing in securities priced at a discount to their intrinsic value.

The Fund can invest without constraint in the securities of companies located in developing countries and territories. Seafarer considers that most nations in Africa, East and South Asia, Emerging Europe, Central and South America (“Latin America”), and the Middle East are developing countries.

Seafarer identifies developing countries based on its own analysis and measure of industrialization, economic growth, per capita income, and other factors; it may also consider classifications produced by the World Bank, the International Finance Corporation, the United Nations, and private financial services firms such as Bloomberg, Morningstar, FTSE, and MSCI. The Adviser believes most classification schemes classify developing countries as within emerging markets, although the specific countries within such category may vary.

The Fund may also invest in the securities of companies located in selected foreign developed nations and territories, which in the Adviser’s opinion have significant economic and financial linkages to developing countries. Currently, these nations and territories include Australia, Hong Kong, Ireland, Israel, Japan, New Zealand, Singapore, and the United Kingdom.

The Adviser determines a company’s location based on a number of factors. A company is generally regarded by the Adviser as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; or (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

Exposure to foreign companies through the Fund’s investments in depositary receipts will be included in the Fund’s percentage of total assets invested in foreign securities. The Fund may invest in foreign securities denominated in foreign currencies, may hold foreign currencies for the purpose of settling transactions for securities denominated in foreign currencies, and may receive dividends and interest income denominated in foreign currencies.

The Fund may typically invest in debt obligations of any quality or duration. Such debt obligations may include, but are not limited to, investments in below investment grade debt, also known as “junk bonds.” The Fund may allocate among equity and debt investments without limitation.

The Fund may invest in companies of any size or capitalization, including smaller companies. The Fund generally invests in companies with market capitalizations of $250 million or more at the time of purchase. The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at seafarerfunds.com or by calling 1-855-732-9220.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-732-9220
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	seafarerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Institutional Class (SIVLX) for calendar year ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter – Q4 2020	19.36%
Worst Quarter – Q1 2020	-27.10%

The Fund’s Institutional Class year-to-date return as of June 30, 2024 was -2.29%.

Retail Class shares of the Fund were first offered to the public as of the date of this prospectus. Retail Class shares would have similar annual returns as the Institutional Class and Investor Class because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Retail Class shares would pay higher expenses, and therefore would generally be expected to have lower returns than the Institutional Class and Investor Class, respectively.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return For periods ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for the Institutional Class shares of the Fund.
Seafarer Overseas Value Fund | Cash Balances Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Balances Risk

The Fund’s cash balances may be held at accounts with the Fund’s custodian or utilized in cash sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in onshore or offshore interest-bearing savings accounts or demand deposit accounts at various banks. All cash accounts, whether or not registered under the 1940 Act, carry certain risks, which may include absence of FDIC protection, lack of account segregation, bank failure risk, or, in the case of offshore vehicles, risk of sovereign actions which may result in the seizure or diminution of Fund assets.

Seafarer Overseas Value Fund | Common and Preferred Stock Risks
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common and Preferred Stock Risks

The prices of common and preferred stocks fluctuate based on changes in a company’s financial condition and overall market and economic conditions. The Fund may invest in the common stocks of companies that have historically paid dividends; however, there is no certainty that such companies that have historically paid dividends will continue to do so in the future. The Fund may invest in preferred stocks. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Seafarer Overseas Value Fund | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk

Changes in foreign currency exchange rates will affect the value of the Fund’s holdings and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Some currencies in developing countries may not be internationally traded, or the currencies may be subject to a variety of controls imposed by local governments. Such restrictions and controls might result in undervalued or overvalued currencies; pronounced volatility in exchange rates; limited trading liquidity; or partial or total restrictions on exchange and repatriation.

Seafarer Overseas Value Fund | Developing Country Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Developing Country Risk

The term “developing country” generally denotes countries and economies that are in the initial stages of industrialization, or where such industrialization is not yet complete. Such countries generally have lower per capita income compared to advanced economies. In addition to the risks of foreign securities in general, developing countries are generally more volatile and have relatively unstable governments. Compared to more developed countries, developing countries have social and legal systems that offer less protection to shareholders; economies that may be narrowly concentrated on a few industries; unstable and possibly elevated levels of inflation; potential for government seizure of assets or nationalization of companies; opaque and unpredictable regulatory systems; and securities markets that are substantially smaller, less liquid and more volatile, with less government oversight. Developing countries may be especially prone to currency-related risks and exposed to negative global economic shocks. Developing countries may be more vulnerable to natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, and internal and cross-border conflicts.

Seafarer Overseas Value Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk

The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

Seafarer Overseas Value Fund | Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk

A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield.

An issuer may not make all interest payments or repay all or any of the principal borrowed. If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced.

Seafarer Overseas Value Fund | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk

The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries in which the Fund invests, as well as broader regions; international relations with other nations; natural disasters; and corruption. War and other forms of armed conflict and terrorism may significantly affect the countries, markets, and companies in which the Fund invests, and may cause the Fund to incur losses.

Foreign companies not publicly traded in the U.S. are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies. Some foreign companies may be located in countries with less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property. Some foreign issuers listed on U.S. exchanges may not fully comply with U.S. audit requirements, and may be delisted as a result. Foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

In order to gain exposure to certain foreign issuers, the Fund may participate in market access mechanisms administered by the respective markets, which may be subject to quota controls, heightened liquidity risks and different settlement procedures than would typically be expected with respect to U.S. issuers. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.

Seafarer Overseas Value Fund | High Yield or Junk Bond Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield or Junk Bond Risk

Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be negatively impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates.

Seafarer Overseas Value Fund | Issuer Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Focus Risk

The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets. As a result, events affecting those issuers may have a greater impact on the Fund than on another fund that does not hold securities of such issuers to the same extent.

Seafarer Overseas Value Fund | Large Shareholder Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Shareholder Risk

Ownership of shares of the Fund may be concentrated in a small number of large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders, and may increase transaction costs.

Seafarer Overseas Value Fund | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk

Low or fluctuating liquidity conditions or lack of exchange-based trading volume may make it difficult to sell securities held by the Fund without significantly changing the market value of the investment. The Fund may not be able to meet shareholder redemption requests in a timely manner without significant dilution of remaining shareholders’ interests in the Fund.

Seafarer Overseas Value Fund | Managed Portfolio Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Managed Portfolio Risk The portfolio manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
Seafarer Overseas Value Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk

The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters, and the spread of infectious disease or other public health issues affect the securities and derivatives markets.

Seafarer Overseas Value Fund | Region Emphasis Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Region Emphasis Risk

The securities of companies in the same geographic region, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates, natural or other disasters, infectious disease, and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such geographic region comprised a lesser portion of the Fund’s portfolio.

Seafarer Overseas Value Fund | Risk Related to Investing in Asia
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Related to Investing in Asia

The value of the Fund’s assets may be adversely affected by risks related to investing in Asia, in addition to the risks of foreign securities in general. The risks related to investing in Asia include political, economic, social, and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption; and military activity.

Seafarer Overseas Value Fund | Sanctions Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sanctions Risk

Securities held by the Fund may become subject to sanctions and other restrictions that negatively impact their value and liquidity. Sanctioned securities may be suspended for extended periods of time or delisted altogether. If markets for these securities cease to operate or become inaccessible to foreign investors, the Fund may be forced to fair value sanctioned securities at low levels or write them off entirely.

Seafarer Overseas Value Fund | Sector Emphasis Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Emphasis Risk

The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio.

Seafarer Overseas Value Fund | Small-, Mid-, and Large-sized Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-, Mid-, and Large-sized Companies Risk

The Fund’s investments in securities issued by small- and mid-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. Companies with large market capitalizations may have less growth potential than smaller companies and may not be able to react as quickly to changes in the marketplace.

Seafarer Overseas Value Fund | Trading Markets and Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading Markets and Depositary Receipts Risk

Securities issued by companies based in developing countries may trade in the form of depositary receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. Depositary receipts may not enjoy the same degree of liquidity as the underlying securities that they represent.

Seafarer Overseas Value Fund | Cash Positions Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Positions Risk

When the Fund’s investments in cash or similar investments increase (which may occur in response to adverse market, economic or political conditions, or when the Adviser believes there are not sufficient investment opportunities that meet the Fund’s investment criteria), it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. Under such circumstances, the Fund may not achieve its investment objective.

Seafarer Overseas Value Fund | Value Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk

Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. Value stocks also may decline in price even though the portfolio manager believes that they are already undervalued.

Seafarer Overseas Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Seafarer Overseas Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFVLX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.27%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	370
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	641
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,417
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	370
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	641
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,417
1 Year	rr_AverageAnnualReturnYear01	13.30%	[8]
5 Years	rr_AverageAnnualReturnYear05	9.33%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016	[8]
Seafarer Overseas Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIVLX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.27%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	338
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	588
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,303
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	338
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	588
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,303
Annual Return 2017	rr_AnnualReturn2017	23.16%
Annual Return 2018	rr_AnnualReturn2018	(13.93%)
Annual Return 2019	rr_AnnualReturn2019	21.95%
Annual Return 2020	rr_AnnualReturn2020	4.04%
Annual Return 2021	rr_AnnualReturn2021	10.04%
Annual Return 2022	rr_AnnualReturn2022	(0.71%)
Annual Return 2023	rr_AnnualReturn2023	13.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.10%)
1 Year	rr_AverageAnnualReturnYear01	13.33%
5 Years	rr_AverageAnnualReturnYear05	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016
Seafarer Overseas Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.18%	[9]
5 Years	rr_AverageAnnualReturnYear05	8.49%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016	[9]
Seafarer Overseas Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.07%	[9]
5 Years	rr_AverageAnnualReturnYear05	7.09%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016	[9]
Seafarer Overseas Value Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.27%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,622
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,622
Seafarer Overseas Value Fund | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.50%	[10]
5 Years	rr_AverageAnnualReturnYear05	4.94%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016	[10]
Seafarer Overseas Value Fund | Morningstar Emerging Markets Net Return USD Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.54%	[11]
5 Years	rr_AverageAnnualReturnYear05	4.90%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016	[11]
The Disciplined Growth Investors Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	THE DISCIPLINED GROWTH INVESTORS FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, modest income with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes for a shareholder of the Fund when Fund shares are held in a taxable account. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing, under normal conditions, approximately 65% of its assets in equity securities and approximately 35% in fixed-income securities and cash equivalents. The allocation to equity and fixed-income securities may vary widely from time to time, as market conditions warrant. The Fund may invest in both investment-grade and below investment-grade securities. The Fund’s fixed-income securities will generally have a weighted average maturity of five to 10 years, although Disciplined Growth Investors, Inc. (“DGI” or the “Adviser”) may cause the Fund to invest in fixed-income securities with a weighted average maturity greater than 10 years or less than five years, depending on market conditions. If the Adviser cannot find qualifying investments, the Fund may hold cash and short-term securities. The Adviser seeks to invest primarily in U.S. companies but may invest in foreign companies from time to time.

With respect to the equity portion of the portfolio, the Adviser seeks to generally invest in mid-sized companies, which the Adviser regards as those with market capitalizations at the time of purchase greater than $1 billion and less than $15 billion. The Adviser employs a “bottom-up” approach to building a portfolio. The Adviser’s goal is to find stocks that it believes meet its criteria of sustainable competitive advantage relative to industry peers, long-term superior return on capital coupled with the financial ability to meet reasonable growth objectives. The Adviser will sell a stock through a process of allocating capital to the highest expected returns or if individual security risks become unexpectedly high.

Fixed-income securities generally include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products and short-term securities.

With respect to the fixed-income portion of the portfolio, the Adviser seeks to identify fundamental growth opportunities in specific fixed-income securities that offer relative value within the fixed- income markets. The Adviser’s decision making approach has both “top-down” (including duration/ maturity positioning, yield curve risk and sector/quality risk) and “bottom-up” (including credit research, quantitative analysis and trading) components. The Adviser’s sell discipline is managed through a combination of inputs from its maturity, sector and individual selection decisions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.dgifund.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dgifund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – June 30, 2020	21.96%
Worst Quarter – March 31, 2020	-19.25%
		The Fund’s year-to-date return as of June 30, 2024 was 19.91%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.

The Disciplined Growth Investors Fund | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Currency Risk – Fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s non-U.S. investments to decline in terms of U.S. dollars. Additionally, certain of a Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Funds that may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk.

The Disciplined Growth Investors Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Securities Risk – Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, war, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.

The Disciplined Growth Investors Fund | Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Fixed-Income Securities Risk – The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities will change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed income securities are also subject to credit risk, prepayment risk, valuation risk and liquidity risk.

The Disciplined Growth Investors Fund | Growth Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Growth Stock Risk – Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be adversely affected if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

The Disciplined Growth Investors Fund | Managed Portfolio Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Managed Portfolio Risk – When choosing an actively managed mutual fund, it is generally important for investors to evaluate the investment adviser managing the fund. With respect to the Fund, performance of individual securities held by the Fund can vary widely. The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. The Fund’s Adviser may not buy chosen securities at the lowest possible price or sell securities at the highest possible prices. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

The Disciplined Growth Investors Fund | Mid-Capitalization Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Mid-Capitalization Risk – The Fund may invest significantly in mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

The Disciplined Growth Investors Fund | Industry Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Industry Risk – The Fund may be focused in one industry or group of industries. As a result, the Fund’s returns may be considerably more volatile than returns of a fund that does not focus in one industry or group of industries.

The Disciplined Growth Investors Fund | Non-U.S. Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuation, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

The Disciplined Growth Investors Fund | Allocation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Allocation Risk – The asset classes in which the Fund seeks investment exposure can perform differently from each other at any given time (as well as over the long term), so the Fund will be affected by its allocation among equity and fixed-income securities. If the Fund favors exposure to an asset class during a period when that class underperforms, performance may be hurt. During periods of rapidly rising equity price, the Fund might not achieve growth in its share price to the same degree as funds focusing only on stocks. The Fund’s investments in stocks may make it more difficult to preserve principal during periods of stock market volatility.

The Disciplined Growth Investors Fund | Technology Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Technology Sector Risk – To the extent the Fund invests in technology companies, the Fund is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

The Disciplined Growth Investors Fund | Cash Position Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Cash Position Risk . The Fund may hold cash or short-term instruments, such as interest-bearing savings accounts or demand deposit accounts at banks and investments in money market accounts. During periods when a Fund maintains exposure to cash or short-term instruments, it may not participate in market movements to the same extent that it would if the Fund was more fully invested in equity securities.

The Disciplined Growth Investors Fund | Corporate Debt Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Corporate Debt Risk – Corporate debt securities in which the Fund may invest are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

The Disciplined Growth Investors Fund | High Yield Securities Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell.

The Disciplined Growth Investors Fund | Mortgage-Backed and Asset-Backed Securities Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

The Disciplined Growth Investors Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
The Disciplined Growth Investors Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
The Disciplined Growth Investors Fund | The Disciplined Growth Investors Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DGIFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	965
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	249
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	433
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 965
Annual Return 2014	rr_AnnualReturn2014	11.39%
Annual Return 2015	rr_AnnualReturn2015	(4.62%)
Annual Return 2016	rr_AnnualReturn2016	13.12%
Annual Return 2017	rr_AnnualReturn2017	14.89%
Annual Return 2018	rr_AnnualReturn2018	(2.36%)
Annual Return 2019	rr_AnnualReturn2019	23.96%
Annual Return 2020	rr_AnnualReturn2020	24.01%
Annual Return 2021	rr_AnnualReturn2021	9.74%
Annual Return 2022	rr_AnnualReturn2022	(18.21%)
Annual Return 2023	rr_AnnualReturn2023	33.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.25%)
1 Year	rr_AverageAnnualReturnYear01	33.01%
5 Years	rr_AverageAnnualReturnYear05	12.91%
10 Years	rr_AverageAnnualReturnYear10	9.48%
The Disciplined Growth Investors Fund | The Disciplined Growth Investors Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.06%
5 Years	rr_AverageAnnualReturnYear05	11.33%
10 Years	rr_AverageAnnualReturnYear10	8.39%
The Disciplined Growth Investors Fund | The Disciplined Growth Investors Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.07%
5 Years	rr_AverageAnnualReturnYear05	10.09%
10 Years	rr_AverageAnnualReturnYear10	7.54%
The Disciplined Growth Investors Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[12]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[12]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[12]
Vulcan Value Partners Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VULCAN VALUE PARTNERS FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes for a shareholder of the Fund when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreements, which end on August 31, 2025. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Vulcan Value Partners Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded small-cap and large-cap companies the Fund believes to be both undervalued and possessing a sustainable competitive advantage. The Fund generally regards small-cap companies to be those less than $10 billion in market capitalization and large-cap companies to be those greater than $10 billion in market capitalization. The Adviser expects that these ranges will change over time.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses. The Fund seeks to purchase publicly traded companies at significant discounts to intrinsic worth. The Fund seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk. The Fund generally defines risk as the probability of permanently losing capital over a five-year period. The Fund generally sells stocks when they approach their appraised value. The Fund seeks to determine business or intrinsic value through disciplined financial analysis. The Fund believes that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value.

This portfolio strategy invests in companies with larger market capitalizations. Generally, subject to price, any publicly traded company with reasonable economics would be a potential investment in this portfolio. A core position in the Fund is generally approximately 5% of the Fund’s portfolio, so that theoretically the Fund would seek to hold about 20 companies, spread across various industries. Because it is rare that the Fund would find exactly 20 companies meeting its investment guidelines, allocations will vary with the price to value ratio of specific companies. The Fund may invest in positions as small as 1% when price to value ratios are higher. The Fund generally will not invest in any business that is trading above the Fund’s estimate of its fair value. Most of these securities are listed on the major securities exchanges. The Fund may invest up to 30% of net assets in publicly traded foreign securities, which may consist in whole or in part of securities of issuers in emerging markets. The Fund will ensure that no issuer’s securities will constitute more than 10% of the Fund’s assets. In addition, the Fund will be allowed to invest up to, but no more than, an aggregate of 40% of its assets in positions where the investment in the securities of an issuer exceeds 5% of the Fund’s assets. If investments meeting the Fund’s criteria are not available, the Fund may invest the Fund’s assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments. The Fund is non-diversified, which means that it may take a more focused approach to investing.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The performance shown in the table below for periods prior to May 1, 2019 for Institutional Class shares reflects the performance of the Fund’s Investor Class shares, the initial share class, calculated using the fees and expenses of Investor Class shares, without the effect of any fee and expense limitations or waivers. If Institutional Class shares of the Fund had been available during periods prior to May 1, 2019, the performance shown would have been higher. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.vulcanvaluepartners.com/mutual-funds/ or by calling 877.421.5078.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.421.5078
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vulcanvaluepartners.com/mutual-funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Investor Class Shares (Calendar years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter –	6/30/2020	24.87%
Worst Quarter –	6/30/2022	-28.51%
		The Fund’s Investor Class shares year-to-date return as of June 30, 2024 was 8.49%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Vulcan Value Partners Fund | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates.

Vulcan Value Partners Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Securities Risk – Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, war, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.

Vulcan Value Partners Fund | Managed Portfolio Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Managed Portfolio Risk – The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Vulcan Value Partners Fund | Non-U.S. Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Vulcan Value Partners Fund | Business Ownership Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Business Ownership Risk – The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.

Vulcan Value Partners Fund | Small-Size Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Size Company Risk – The Fund’s investments in securities issued by small-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Vulcan Value Partners Fund | Large-Size Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Large-Size Company Risk – The Fund’s investments in larger companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Vulcan Value Partners Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-diversification Risk and Securities Concentration Limitations – The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

Vulcan Value Partners Fund | Economic and Market Events Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Economic and Market Events Risk – Markets can be volatile in response to a number of factors, as well as broader economic, political, military and regulatory conditions. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance and may prevent execution of the Fund’s strategy successfully. It is not always possible to access certain markets or to sell certain investments at a particular time or at an acceptable price, thereby impacting the liquidity of a given portfolio. The value of the fund will change daily based on changes in market, economic, industry, political, military, regulatory, geopolitical, and other considerations.

Vulcan Value Partners Fund | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Emerging Markets Risk - To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Vulcan Value Partners Fund | Value Stocks Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Value Stocks Risk – The Fund invests in companies that the portfolio managers believe to be selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Fund to be undervalued may actually be appropriately priced.

Vulcan Value Partners Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
Vulcan Value Partners Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Vulcan Value Partners Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVPLX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,316
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	110
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	343
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	595
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,316
Annual Return 2014	rr_AnnualReturn2014	13.74%
Annual Return 2015	rr_AnnualReturn2015	(9.63%)
Annual Return 2016	rr_AnnualReturn2016	11.46%
Annual Return 2017	rr_AnnualReturn2017	16.75%
Annual Return 2018	rr_AnnualReturn2018	(7.68%)
Annual Return 2019	rr_AnnualReturn2019	44.37%
Annual Return 2020	rr_AnnualReturn2020	11.59%
Annual Return 2021	rr_AnnualReturn2021	21.52%
Annual Return 2022	rr_AnnualReturn2022	(38.06%)
Annual Return 2023	rr_AnnualReturn2023	41.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.51%)
1 Year	rr_AverageAnnualReturnYear01	41.77%
5 Years	rr_AverageAnnualReturnYear05	11.44%
10 Years	rr_AverageAnnualReturnYear10	7.82%
Vulcan Value Partners Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	41.75%
5 Years	rr_AverageAnnualReturnYear05	9.98%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Vulcan Value Partners Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.74%
5 Years	rr_AverageAnnualReturnYear05	8.85%
10 Years	rr_AverageAnnualReturnYear10	5.86%
Vulcan Value Partners Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVILX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,348
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	331
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	595
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,348
1 Year	rr_AverageAnnualReturnYear01	42.04%
5 Years	rr_AverageAnnualReturnYear05	11.67%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Vulcan Value Partners Fund | S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[14]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[14]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[14]
Vulcan Value Partners Fund | Russell 1000 Value Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.46%	[15]
5 Years	rr_AverageAnnualReturnYear05	10.91%	[15]
10 Years	rr_AverageAnnualReturnYear10	8.40%	[15]
Vulcan Value Partners Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VULCAN VALUE PARTNERS SMALL CAP FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes for a shareholder of the Fund when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreements, which ends on August 31, 2025. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Vulcan Value Partners Small Cap Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded small-cap companies the Fund believes to be both undervalued and possessing a sustainable competitive advantage.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses. The Fund seeks to purchase publicly traded companies at significant discounts to intrinsic worth. The Fund seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk. The Fund generally defines risk as the probability of permanently losing capital over a five-year period.

The Fund generally sells stocks when they approach their appraised value. The Fund seeks to determine business or intrinsic value through disciplined financial analysis. The Fund believes that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value.

This portfolio strategy invests in companies with smaller market capitalizations. While the Fund does not have any defined cutoffs, the Fund generally uses the Russell 2000® as a guide to define the universe of small capitalization companies, and any small publicly traded company with reasonable economics would be a potential investment in this portfolio. Under normal circumstances, at least eighty percent (80%) of the Vulcan Value Partners Small Cap Fund’s net assets are invested in small-cap companies. As of June 30, 2024, the median market capitalization of the Russell 2000® Index was approximately $0.88 billion, the top of this range was approximately $11.1 billion. The capitalization range of the companies in the Vulcan Value Partners Small Cap Fund will change over time. For purposes of the Fund’s 80% investment policy, the Fund considers small-cap companies to be those companies whose market capitalization at the time of initial purchase is within the market capitalization range of companies in the Russell 2000® Index during the most recent 12-month period. As of June 30, 2024, the latest reconstitution date, this range was approximately $18.1 million to $11.1 billion; however, this capitalization range is expected to change over time.

Once the Fund owns a company, the Fund will not necessarily sell it just because it has grown to a size that the Fund would not consider to be small cap. A core position in the Fund is generally approximately 5% of the Fund’s portfolio, so that theoretically the Fund would seek to hold about 20 companies, spread across various industries. Because it is rare that the Fund would find exactly 20 companies meeting its investment guidelines, allocations will vary with the price to value ratio of specific companies. The Fund may invest in positions as small as less than 1% when price to value ratios are higher. The Fund generally will not invest in any business that is trading above the Fund’s estimate of its fair value. Most of these securities are listed on the major securities exchanges. The Fund may invest up to 30% of net assets in publicly traded foreign securities which may consist in whole or in part of securities of issuers in emerging markets. If investments meeting the Fund’s criteria are not available, the Fund may invest the Fund’s assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments. The Fund is non-diversified, which means that it may take a more focused approach to investing.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The performance shown in the table below for periods prior to May 1, 2019 for Institutional Class shares reflects the performance of the Fund’s Investor Class shares, the initial share class, calculated using the fees and expenses of Investor Class shares, without the effect of any fee and expense limitations or waivers. If Institutional Class shares of the Fund had been available during periods prior to May 1, 2019, the performance shown would have been higher. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.vulcanvaluepartners.com/mutual-funds/ or by calling 877.421.5078.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.421.5078
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vulcanvaluepartners.com/mutual-funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Investor Class Shares (Calendar years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	12/31/2020	39.75%
Worst Quarter	03/31/2020	-42.25%
		The Fund’s Investor Class shares year-to-date return as of June 30, 2024 was -0.74%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Vulcan Value Partners Small Cap Fund | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates.

Vulcan Value Partners Small Cap Fund | Managed Portfolio Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Managed Portfolio Risk – The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Vulcan Value Partners Small Cap Fund | Non-U.S. Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Vulcan Value Partners Small Cap Fund | Business Ownership Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Business Ownership Risk – The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.

Vulcan Value Partners Small Cap Fund | Small-Size Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Small-Size Company Risk – The Fund’s investments in securities issued by small-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Vulcan Value Partners Small Cap Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Non-diversification Risk and Securities Concentration Limitations – The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

Vulcan Value Partners Small Cap Fund | Economic and Market Events Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Economic and Market Events Risk. Markets can be volatile in response to a number of factors, as well as broader economic, political, military and regulatory conditions. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance and may prevent execution of the Fund’s strategy successfully. It is not always possible to access certain markets or to sell certain investments at a particular time or at an acceptable price, thereby impacting the liquidity of a given portfolio. The value of the fund will change daily based on changes in market, economic, industry, political, military, regulatory, geopolitical, and other considerations.

Vulcan Value Partners Small Cap Fund | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Emerging Markets Risk – To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Vulcan Value Partners Small Cap Fund | Value Stocks Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Value Stocks Risk – The Fund invests in companies that the portfolio managers believe to be selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Fund to be undervalued may actually be appropriately priced.

Vulcan Value Partners Small Cap Fund | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

Equity Securities Risk – Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, war, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.

Vulcan Value Partners Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
Vulcan Value Partners Small Cap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Vulcan Value Partners Small Cap Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVPSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	401
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	695
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,530
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	401
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	695
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,530
Annual Return 2014	rr_AnnualReturn2014	2.02%
Annual Return 2015	rr_AnnualReturn2015	(5.42%)
Annual Return 2016	rr_AnnualReturn2016	18.82%
Annual Return 2017	rr_AnnualReturn2017	11.46%
Annual Return 2018	rr_AnnualReturn2018	(14.31%)
Annual Return 2019	rr_AnnualReturn2019	35.87%
Annual Return 2020	rr_AnnualReturn2020	(3.33%)
Annual Return 2021	rr_AnnualReturn2021	45.29%
Annual Return 2022	rr_AnnualReturn2022	(45.20%)
Annual Return 2023	rr_AnnualReturn2023	19.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.25%)
1 Year	rr_AverageAnnualReturnYear01	19.75%
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	3.21%
Vulcan Value Partners Small Cap Fund | Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.64%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	0.91%
Vulcan Value Partners Small Cap Fund | Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.75%
5 Years	rr_AverageAnnualReturnYear05	3.27%
10 Years	rr_AverageAnnualReturnYear10	2.05%
Vulcan Value Partners Small Cap Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVISX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	693
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,561
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	387
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	693
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,561
1 Year	rr_AverageAnnualReturnYear01	20.07%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Vulcan Value Partners Small Cap Fund | S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[17]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[17]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[17]
Vulcan Value Partners Small Cap Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%	[18]
5 Years	rr_AverageAnnualReturnYear05	9.97%	[18]
10 Years	rr_AverageAnnualReturnYear10	7.16%	[18]
Vulcan Value Partners Small Cap Fund | Russell 2000 Value Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.65%	[18]
5 Years	rr_AverageAnnualReturnYear05	10.00%	[18]
10 Years	rr_AverageAnnualReturnYear10	6.76%	[18]

[1]	Expenses have been restated to reflect current fees.
[2]	After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Retail Class shares and Investor Class shares, respectively, will vary from those shown for Institutional Class shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when buying or selling shares of the Fund.
[3]	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table. The after-tax return information shown does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
[4]	Broad-based securities market index.
[5]	Additional index.
[6]	Expenses have been restated to reflect current fees.
[7]	Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”) has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (inclusive of acquired fund fees and expenses, and exclusive of brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.35%, 1.15%, and 1.05% of the Fund’s average daily net assets for the Retail, Investor, and Institutional share classes, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2025. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2025 except with the approval of the Fund’s Board of Trustees.
[8]	After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Retail Class shares and Investor Class shares, respectively, will vary from those shown for Institutional Class shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when buying or selling shares of the Fund.
[9]	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table. The after-tax return information shown does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
[10]	Broad-based securities market index.
[11]	Additional index.
[12]	Broad-based securities market index.
[13]	Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% and 0.85% of the Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. These fee waivers (the “Expense Agreements”) shall continue through August 31, 2025. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreements to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreements or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. Prior to August 31, 2024, this waiver may only be discontinued with the approval of the Fund’s Board of Trustees.
[14]	Broad-based securities market index.
[15]	Additional index.
[16]	Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% and 1.00% of the Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. These fee waivers agreements (the “Expense Agreements”) shall continue through August 31, 2025. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreements to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreements or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. Prior to August 31, 2024, this waiver may only be discontinued with the approval of the Fund's Board of Trustees.
[17]	Broad-based securities market index.
[18]	Additional index.